Schedule of Fair Value of Earnout Liability (Details) - $ / shares		6 Months Ended		12 Months Ended
	Dec. 21, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		6 years 3 months 18 days		6 years 9 months 18 days
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			54.80%	54.80%	52.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			3.90%	3.90%	3.60%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			55.60%	55.60%	54.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			4.40%	4.40%	4.20%
Earnout Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 10.66	$ 0.89		$ 1.06
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	50.00%	75.00%		70.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.90%	4.00%		3.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	8 years	6 years 8 months 12 days		7 years 2 months 12 days
PIPE Make Whole Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price	$ 10.17	$ 0.89		$ 1.06
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	49.00%	57.40%		55.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	5.40%	4.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	4 months
PIPE Make Whole Liability [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				3.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		9 months 18 days		1 year 1 month 6 days
PIPE Make Whole Liability [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				3.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		4 years 9 months 18 days		5 years 1 month 6 days